Note 9 - Share Capital and Reserves - Continuity of Warrants (Details)	11 Months Ended	12 Months Ended
	Dec. 13, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.88	$ 2.27	$ 1.44
Exercised			(1.01)
Balance, outstanding and exercisable	11,407,199	8,132,262	3,697,152
Issued, outstanding and exercisable (in shares) | shares	500,000	4,912,450	6,502,249
Exercised, outstanding and exercisable (in shares) | shares			(2,017,139)
Expired, outstanding and exercisable (in shares) | shares	(1,565,849)	(1,637,513)	(50,000)
Balance, oustanding and exercisable	10,341,350	11,407,199	8,132,262
Balance, weighted average exercise price (in CAD per share)	$ 1.91	$ 2.27	$ 1.44
Issued, weighted average exercise price (in CAD per share)	1.50	1.35	2.34
Expired, weighted average exercise price (in CAD per share)	2	1.99	1
Balance, weighted average exercise price (in CAD per share)	$ 1.88	$ 1.91	$ 2.27
Granted, outstanding and exercisable (in shares) | shares	500,000	4,912,450	6,502,249
Granted, weighted average exercise price (in CAD per share)	$ 1.50	$ 1.35	$ 2.34
Exercised, weighted average exercise price			1.01
Warrants expiring June 1, 2019 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2	$ 2	$ 2
Balance	295,734	295,734
Issued			295,734
Exercised
Expired	(295,734)
Balance		295,734	295,734
Balance, weighted average exercise price (in CAD per share)	$ 2	$ 2
Balance, weighted average exercise price (in CAD per share)	$ 2	$ 2	$ 2
Number of warrants			295,734
Exercised, weighted average exercise price
Warrants expiring November 25, 2018, first set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2	$ 2	$ 2
Balance		1,614,541	1,614,541
Issued
Exercised
Expired		(1,614,541)
Balance			1,614,541
Balance, weighted average exercise price (in CAD per share)	$ 2	$ 2
Balance, weighted average exercise price (in CAD per share)		$ 2	$ 2
Number of warrants
Exercised, weighted average exercise price
Warrants expiring November 17, 2017 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)		$ 1	$ 1
Balance			2,036,667
Issued
Exercised			(1,986,667)
Expired			(50,000)
Balance
Balance, weighted average exercise price (in CAD per share)		$ 1
Balance, weighted average exercise price (in CAD per share)			$ 1
Number of warrants
Exercised, weighted average exercise price			1,986,667
Warrants expiring August 7, 2019, first set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2	$ 2	$ 2
Balance	1,259,704	1,259,704
Issued			1,259,704
Exercised
Expired	(1,259,704)
Balance		1,259,704	1,259,704
Balance, weighted average exercise price (in CAD per share)	$ 2	$ 2
Balance, weighted average exercise price (in CAD per share)	$ 2	$ 2	$ 2
Number of warrants			1,259,704
Exercised, weighted average exercise price
Warrants expiring November 25, 2018, second set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.44	$ 1.44	$ 1.44
Balance		22,972	45,944
Issued
Exercised			(22,972)
Expired		(22,972)
Balance			22,972
Balance, weighted average exercise price (in CAD per share)	$ 1.44	$ 1.44
Balance, weighted average exercise price (in CAD per share)		$ 1.44	$ 1.44
Number of warrants
Exercised, weighted average exercise price			22,972
Warrants expiring August 7, 2019, second set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.35	$ 1.35	$ 1.35
Balance	10,411	10,411
Issued			17,911
Exercised			(7,500)
Expired	(10,411)
Balance		10,411	10,411
Balance, weighted average exercise price (in CAD per share)	$ 1.35	$ 1.35
Balance, weighted average exercise price (in CAD per share)	$ 1.35	$ 1.35	$ 1.35
Number of warrants			17,911
Exercised, weighted average exercise price			7,500
Warrants expiring June 1, 2020 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2.45	$ 2.45	$ 2.45
Balance	4,928,900	4,928,900
Issued			4,928,900
Exercised
Expired
Balance	4,928,900	4,928,900	4,928,900
Balance, weighted average exercise price (in CAD per share)	$ 2.45	$ 2.45
Balance, weighted average exercise price (in CAD per share)	$ 2.45	$ 2.45	$ 2.45
Number of warrants			4,928,900
Exercised, weighted average exercise price
Warrants expiring June 7, 2020 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.35	$ 1.35
Balance	192,450
Issued		192,450
Exercised
Expired
Balance	192,450	192,450
Balance, weighted average exercise price (in CAD per share)	$ 1.35
Balance, weighted average exercise price (in CAD per share)	$ 1.35	$ 1.35
Number of warrants		192,450
Exercised, weighted average exercise price
Warrants expiring June 7, 2022 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.35	$ 1.35
Balance	4,720,000
Issued		4,720,000
Exercised
Expired
Balance	4,720,000	4,720,000
Balance, weighted average exercise price (in CAD per share)	$ 1.35
Balance, weighted average exercise price (in CAD per share)	$ 1.35	$ 1.35
Number of warrants		4,720,000
Exercised, weighted average exercise price
Warrants expiring May 14, 2024 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.50
Balance
Issued	500,000
Exercised
Expired
Balance	500,000
Balance, weighted average exercise price (in CAD per share)	$ 1.50
Number of warrants	500,000
Exercised, weighted average exercise price